Revenue - Schedule of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 1,726.0	$ 1,765.9
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 618.4
Remaining Performance Obligations, performance period	3 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 783.7
Remaining Performance Obligations, performance period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 184.9
Remaining Performance Obligations, performance period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 139.0
Remaining Performance Obligations, performance period	1 year
LIONSGATE STUDIOS CORP.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations		28.5
Starz Business of Lions Gate Entertainment Corp
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 34.5
2025
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations		1,180.1
2025 | LIONSGATE STUDIOS CORP.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations		28.5
2025 | Starz Business of Lions Gate Entertainment Corp
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	26.4
2026
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations		486.3
2026 | LIONSGATE STUDIOS CORP.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations		0.0
2026 | Starz Business of Lions Gate Entertainment Corp
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	8.1
2027
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations		48.5
2027 | LIONSGATE STUDIOS CORP.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations		0.0
2027 | Starz Business of Lions Gate Entertainment Corp
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	0.0
Thereafter
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations		51.0
Thereafter | LIONSGATE STUDIOS CORP.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations		$ 0.0
Thereafter | Starz Business of Lions Gate Entertainment Corp
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 0.0